COMMITMENTS AND CONTINGENT LIABILITIES - Future minimum payments under non-cancelable operating leases (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments and Contingencies Disclosure [Abstract]
2013	$ 545	3,425
2014	87	547
2015	71	447
2016	66	412
2017	66	412
2018 and thereafter	298	1,871
Total minimum lease payments	$ 1,133	7,114